Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares to be issued of contingent payment (in Shares)	384,558
Shares equivalent amount (in Dollars)	$ 1.7
Participation percentage		50.00%
Bottom of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate	10.00%
Top of range [member]
Summary of Significant Accounting Policies (Details) [Line Items]
Discount rate	20.00%